COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	1 Months Ended
	Jul. 31, 2022 t	Aug. 16, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Bulk commodities required to be supplied (in tonnes) | t	100,000
Commitment to pay for supply agreement | ¥		¥ 22